STROOCK & STROOCK & LAVAN LLP

180 Maiden Lane

New York, New York 10038

December 1, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Christina DiAngelo

Re:	Dreyfus Investment Funds (811-04813; 333-162865)
Registration Statement on Form N-14

Ladies and Gentlemen:

Transmitted for filing with the Securities and Exchange Commission (the “Commission”), is Pre-Effective Amendment No. 1 (“Amendment No. 1”) to the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”). The prospectus/proxy statement and statement of additional information filed as part of Amendment No. 1 are marked to show changes from the versions of the prospectus/proxy statement and statement of additional information filed as part of the Registration Statement filed on November 4, 2009. These changes consist primarily of changes made in response to comments given telephonically by Christina DiAngelo of the staff (the “Staff”) of the Commission to Nicole M. Runyan of Stroock & Stroock & Lavan LLP (“Stroock”) on November 18, 2009. Set forth below are the Staff’s comments and the Registrant’s responses thereto. Capitalized terms used herein and not otherwise defined are used with the meanings assigned to them in Amendment No. 1.

The Registrant is seeking acceleration of the effective date of the Registration Statement to December 4, 2009. The acceleration requests are filed herewith.

General

1.

Staff Comment. Please supplementally confirm which fund is the accounting survivor and the factors used in making this determination, as set forth in North American Security Trust (SEC No-Action Letter, August 5, 1994) (the “NAST Letter”), including: (i) the various funds’ investment advisers; (ii) investment objectives, policies, and restrictions; (iii) expense structures and expense ratios; (iv) asset sizes; and (v) portfolio composition.

Response. The Acquiring Fund has been determined to be the accounting survivor, after consideration of certain factors including those set forth in the NAST Letter. Such determinations were made in consultation with the funds’ independent registered public accounting firms, K&L Gates LLP, counsel to the funds, and Stroock, counsel to the independent board members of the funds. These factors included those noted below:

•

Investment Adviser. As described in the Registration Statement, the funds have the same investment adviser and overlapping primary portfolio managers. Mr. Watts serves as a primary portfolio manager of each fund. In addition to Mr. Watts, Mr. Wakefield also serves as a primary portfolio manager for the Acquiring Fund. Dreyfus will continue to serve as investment adviser to the combined fund, and Mr. Watts and Mr. Wakefield will continue as primary portfolio managers for the combined fund.

•

Investment Objectives, Policies and Restrictions. As described in the Registration Statement, the Acquiring Fund and the Fund have similar investment objectives and similar investment policies and restrictions. The Acquiring Fund normally invests primarily in equity securities of small-cap and mid-cap companies. The Fund normally invests primarily in common stocks of small-cap companies. The Acquiring Fund’s investment objective, policies and restrictions will be used to manage the combined fund after the Reorganization.

•

Expense Structure and Expense Ratios. As described in the Registration Statement, the funds have similar, but not identical, expense structures and expense ratios. The Acquiring Fund’s expense structure, including its class structure, sales loads, and the management, Rule 12b-1 and shareholder services fees, will be the expense structure of the combined fund after the Reorganization.

•

Asset Size. The Fund and the Acquiring Fund have comparable asset sizes. As of March 31, 2009, the Fund and the Acquiring Fund had net assets of approximately $102.9 million and $81.6 million, respectively.

•

Portfolio Composition. Because the funds have similar investment objectives and similar investment policies and restrictions, the funds can be expected to have some portfolio holdings overlap. However, because the Acquiring Fund invests in both small-cap and mid-cap companies, it may hold more securities of larger capitalization companies than the Fund. Each fund engages in significant portfolio turnover as part of its investment management strategy. The portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund’s investment objective, policies and restrictions.

It is appropriate for the Acquiring Fund to be the accounting survivor because the Acquiring Fund’s investment objective, policies and restrictions and expense structure will be used in managing the combined fund. The Acquiring Fund’s adviser and primary portfolio managers will continue in their roles for the combined fund after the Reorganization. In addition, the portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund’s investment objective, policies and restrictions. The larger asset size of the Fund does not change this analysis.

2.

Staff Comment. Please confirm whether the Fund or Acquiring Fund expects to, or may be forced to, reposition its portfolio holdings in connection with the Reorganization. If so, please add disclosure to that effect, including that the relevant fund’s shareholders will be subject to certain transaction costs associated with the purchase or sale of portfolio holdings.

Response. The Fund and the Acquiring Fund each engage in significant portfolio turnover as part of its investment management strategy. Neither fund, however, is required to reposition its portfolio holdings in connection with the Reorganization. Each fund, given its investment management strategy, expects to sell portfolio holdings in the period prior to the Reorganization and the combined fund will sell portfolio holdings after the Reorganization in the ordinary course of business, subject to any restrictions imposed by the Code.

Cross-Reference Sheet

3.	Staff Comment. Please update the references to the Acquiring Fund’s shareholder reports to reflect the annual report that will be mailed with the prospectus/proxy statement.

Response. The requested change has been made.

Questions and Answers

4.

Staff Comment. Because the Fund is bearing the expenses of the Reorganization, please revise the disclosure under “Who Will Pay the Expenses of the Proposed Reorganization” to state how long a Fund shareholder would have to remain in the combined fund before he or she realized the benefits of the Reorganization. Please add similar language where appropriate in the rest of the Registration Statement.

Response. The requested change has been made.

Fees and Expenses Table; Expense Example

5.

Staff Comment. Please update the fee and expense information for the Acquiring Fund and combined fund in the fee table and expense example based on the Acquiring Fund’s audited financial information for the fiscal year ended September 30, 2009.

Response. The requested change has been made.

6.

Staff Comment. Please review the “Other expenses” for the Fund’s share classes in the fee table. Please either (i) confirm that the Fund’s gross expenses are disclosed or (ii) if the Fund’s net expenses were used, revise the fee table and expense example using the Fund’s gross expenses. It appears that the Fund’s net expenses, with a one basis point reduction for custody credits, was used.

Response. The Fund’s net expenses, which included a reduction of one basis point for custody credits for each share class except Class F shares, were included in the Registration Statement filed on November 4, 2009. The fee table and expense example have been revised, as necessary, to reflect the Fund’s gross expenses.

7.

Staff Comment. Please supplementally confirm to the Staff why it is appropriate to exchange Class B and Class F shares of the Fund for Class A shares of the Acquiring Fund and not another share class of the Acquiring Fund.

Response. Class A shares of the Acquiring Fund have a similar fee structure to Class B and Class F shares of the Fund. To the extent Class A shares of the Acquiring Fund charge different sales loads or CDSCs, those charges are not being imposed on Class B and Class F shareholders of the Fund who receive Class A shares of the Acquiring Fund in the Reorganization.

8.	Staff Comment. Please supplementally explain to the Staff the basis for the material decrease in “Other expenses” of Class I shares of the Fund, the Acquiring Fund and the combined fund.

Response. There is a material decrease in “Other expenses” of Class I shares between the Fund and the Acquiring Fund because the Acquiring Fund has generally lower fee arrangements which are accounted for under “Other expenses.” The combined fund’s Class I shares’ “Other expenses” are materially lower as a result of the continuation of the Acquiring Fund’s expense structure combined with a material increase in the net assets of the combined fund.

9.

Staff Comment. Please review the expense example for the Class A shares of the combined fund. Please consider revising or supplementing the disclosure as Class B and Class F shareholders will not be subject to any sales charge or CDSC. It appears that the expense example assumes the imposition of the 5.75% front-end sales charge on purchases of Class A shares of the combined fund, which will not be imposed on Class B and Class F shareholders of the Fund.

Response. The expense example for Class A shares of Pro Forma After Reorganization Acquiring Fund assumes the imposition of the 5.75% front-end sales charge on purchases of Class A shares of the combined fund. Disclosure has been added to the expense example noting that Class B and Class F shareholders of the Fund will be subject to lower costs as they will not be subject to any front-end sales charge on Class A shares of the Acquiring Fund received in the Reorganization or on any subsequent purchases of Class A shares of the combined fund.

Past Performance

10.

Staff Comment. Please supplementally explain why it is appropriate to show the performance of the Fund’s Class F shares and the Acquiring Fund’s Class I shares in the bar charts and not the performance of the same share class (e.g., Class I shares of each fund).

Response. The Fund and the Acquiring Fund disclose Class F and Class I share performance, respectively, in the bar charts in their prospectuses filed on Form N-1A. Class F shares of the Fund and Class I shares of the Acquiring Fund are the share classes with the longest performance history and, pursuant to Instruction 3 to Item 2 of Form N-1A, the funds have discretion to choose those share classes. In addition, the Acquiring Fund has generally outperformed the Fund for the periods disclosed in the total returns table, which provides sufficient comparative information across the share classes.

Capitalization Table

11.	Staff Comment. Please supplementally confirm how the expenses of the Reorganization were allocated among the Fund’s share classes.

Response. The expenses of the Reorganization were allocated among the Fund’s share classes based on the net assets used in calculating the expenses ratios disclosed in the fee table in the Registration Statement.

Tandy Representation

12.

Staff Comment. We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the Staff to be certain that they have provided all information investors require. Because the Registrant and fund management are in possession of all facts relating to the Registrant’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made. In connection with responding to our comments, please provide, in writing, a statement from the Registrant acknowledging that:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;
•	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and
•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response. The requested letter from the Registrant is filed with this letter.

Should members of the Staff have any questions or comments, please contact me at 212.806.6443 or, in my absence, contact David Stephens at 212.806.6138.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

cc:	David Stephens
Jeff Prusnofsky

DREYFUS INVESTMENT FUNDS

200 Park Avenue

New York, New York 10166

December 1, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Christina DiAngelo

Re:	Dreyfus Investment Funds (811-04813; 333-162865)
Registration Statement on Form N-14

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and
•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS INVESTMENT FUNDS

By:	/s/ Jeff Prusnofsky
Name:	Jeff Prusnofsky
Title:	Vice President

DREYFUS INVESTMENT FUNDS

200 Park Avenue

New York, New York 10166

December 1, 2009

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attention: John C. Grzeskiewicz, Esq.

Re:	Dreyfus Investment Funds (811-04813; 333-162865)
Registration Statement on Form N-14

Ladies and Gentlemen:

The undersigned hereby requests that the effective date for Pre-Effective Amendment No. 1 to the above-referenced Registration Statement be accelerated so that it will become effective on December 4, 2009 at 9:00 a.m., Eastern time, or as soon thereafter as may be practicable.

Very truly yours,

DREYFUS INVESTMENT FUNDS

By:	/s/ Jeff Prusnofsky
Name:	Jeff Prusnofsky
Title:	Vice President

MBSC SECURITIES CORPORATION

200 Park Avenue

New York, New York 10166

December 1, 2009

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attention: John C. Grzeskiewicz, Esq.

Re:	Dreyfus Investment Funds (811-04813; 333-162865)
Registration Statement on Form N-14

As principal underwriter of the above-referenced fund (the “Fund”), we hereby join the Fund in requesting that the effective date for Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-14 be accelerated so that it will become effective on December 4, 2009, at 9:00 a.m., Eastern time, or as soon thereafter as may be practicable.

Very truly yours,

MBSC SECURITIES CORPORATION

By:	/s/James Bitetto
Name:	James Bitetto
Title:	Assistant Secretary